Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,496.8	$ 1,363.6
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(2.8)	(5.3)
Net assets available for benefits per the Form 5500	$ 1,494.0	$ 1,358.3